SHARE-BASED PAYMENTS - Restricted performance share units outstanding (Details) - RPSUs EquityInstruments in Thousands	12 Months Ended
	Dec. 31, 2022 EquityInstruments $ / shares	Dec. 31, 2021 EquityInstruments $ / shares
Share-based payment transaction
Vesting period	3 years
Balance at January 1 | EquityInstruments	3,781	4,459
Granted | EquityInstruments	1,638	1,378
Reinvested | EquityInstruments	110	77
Redeemed | EquityInstruments	(1,319)	(1,739)
Forfeited | EquityInstruments	(816)	(394)
Outstanding at end of period | EquityInstruments	3,394	3,781
Balance at January 1 | $ / shares	$ 7.25	$ 5.95
Granted | $ / shares	$ 6.53	$ 8.37
Reinvested | $ / shares	7.57	6.90
Redeemed | $ / shares	$ 4.74	$ 4.92
Forfeited | $ / shares	6.54	6.66
Outstanding at end of period | $ / shares	$ 8.06	$ 7.25